Wells, Pipelines, Properties, Plant and Equipment, Net - Assumptions to Determine Net Present Value of Reserves Long Lived Assets (Detail)	12 Months Ended
	Dec. 31, 2019 USD ($) Exchange_Rate	Dec. 31, 2018 USD ($) Exchange_Rate	Dec. 31, 2017 USD ($) Exchange_Rate
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Rate of U.S. dollar | Exchange_Rate		19.7867	20.6640
Pemex industrial transformation [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate			14.40%
Average crude oil price			$ 55.89
Average gas price			4.92
Average condensates price			38.33
Gas [member] | Pemex industrial transformation [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Processed volume	$ 2,056,000	$ 2,717,000	$ 3,085,000
Useful lives of the cash generating units	7 years	8 years	9 years
Discount rate	10.22%	10.22%	10.24%
Period	2020 - 2027	2019-2027	2018-2029
Rate of U.S. dollar | Exchange_Rate	18.8452	19.68	19.7867
Petrochemicals [member] | Pemex industrial transformation [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Useful lives of the cash generating units	7 years	7 years	6 years
Discount rate	8.61%	8.00%	92.00%
Period	2020 - 2027	2019-2026	2016-2024
Rate of U.S. dollar | Exchange_Rate	18.8452	19.6829	19.7867
Refining [member] | Pemex industrial transformation [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Processed volume	$ 723,000	$ 680,000	$ 767,000
Useful lives of the cash generating units	12 years	14 years	16 years
Discount rate	11.47%	11.52%	11.523%
Period	2020 - 2032	2019-2034	2014-2034
Average crude oil price	$ 54.13	$ 53.98	$ 51.30
Rate of U.S. dollar | Exchange_Rate	18.8452	19.6829	19.7867
Pemex exploration and production [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate	6.18%	7.03%
Average crude oil price	$ 48.69	$ 58.02
Average gas price	5.07	4.89
Average condensates price	$ 57.67	$ 43.21
Ethylene [Member] | Pemex industrial transformation [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Useful lives of the cash generating units	6 years
Discount rate	8.03%
Period	2020 - 2026
Rate of U.S. dollar | Exchange_Rate	18.8452